LOANS AND LEASES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Recorded Amount	14,256	14,165
Unpaid principal balance	871
Related Allowance for loan losses	454	737
Average book value	10,895	15,195
Recognized interest revenue	50
Businesses [Member]
Recorded Amount	884
Unpaid principal balance	871
Related Allowance for loan losses	454
Average book value	1,371
Recognized interest revenue	50
Businesses [Member] | Loans Individually Reviewed [Member]
Recorded Amount	884
Unpaid principal balance	871
Related Allowance for loan losses	454
Average book value	1,371
Recognized interest revenue	50